Income Taxes - Schedule of Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(34.00%)
State Taxes, Net of Federal Tax Benefit	(5.30%)
Others	1.10%
Change in Valuation Allowance	38.20%
Income Taxes Provision (Benefit)	0.00%